Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 881,639	$ 877,755	$ 12,579,366
Restricted cash	499,940	7,000,000	508,261
Accounts receivable, net	340,473	674,626	873,688
Prepaid expenses and other current assets	989,483	1,209,623	2,125,722
Assets held for sale		5,130,028	2,143,027
Total current assets	2,711,535	14,892,032	18,230,064
Fixed assets, net	40,443	48,879	66,028
Investment, net			226,101
Capitalized software, net	494,251	654,556	6,940,653
Intangible assets, net	2,041,667	2,164,722	6,553,683
Goodwill	1,708,303	1,708,303	32,844,297
Noncurrent assets held for sale			29,622,341
Total assets	6,996,199	19,468,492	94,483,167
Current liabilities
Accounts payable, accrued expenses and other accrued liabilities	3,804,896	4,426,419	5,385,773
Contingent consideration payable		2,283,806	6,300,000
Current portion of deferred revenue	516,796	568,771	871,800
Current portion of long-term debt	6,885,543	13,200,000	13,200,000
Derivative liability			63,178
Liabilities held for sale		2,246,222	3,349,766
Total current liabilities	11,207,235	22,725,218	29,170,517
Deferred revenue, noncurrent		161,802	245,903
Long-term debt, less current portion	1,576,457	1,407,000	4,105,000
Deferred income tax liabilities			675,291
Noncurrent liabilities held for sale			336,773
Total liabilities	12,783,692	24,294,020	34,533,484
Commitments and contingencies (Note 8)
Stockholders’ equity (deficit)
Preferred stock, par value $0.0001; 5,000,000 shares authorized, 1 share special voting preferred stock issued and outstanding at March 31, 2023 and December 31, 2022
Special voting preferred stock, par value $0.0001; 1 share authorized, issued and outstanding as of March 31, 2023 and December 31, 2022, with $1 preference in liquidation; exchangeable shares, no par value, 285,032 and 285,672 shares issued and outstanding as of March 31, 2023 and December 31, 2022 respectively	2,180,495	2,185,391	2,366,038
Common stock, par value $0.0001; 150,000,000 shares authorized, 5,767,650 and 4,602,780 shares issued and outstanding at March 31, 2023 and December 31, 2022, respectively	576	460	155
Additional paid-in capital	161,718,381	160,207,367	146,030,203
Accumulated other comprehensive income	353,529	347,100	61,523
Accumulated deficit	(170,040,474)	(167,565,846)	(88,508,236)
Total stockholders’ deficit	(5,787,493)	(4,825,528)	59,949,683
Total liabilities and stockholders’ deficit	$ 6,996,199	$ 19,468,492	$ 94,483,167